Leases - Boost Run Holdings LLC [Member]	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Leases

Note 8. Leases

Operating Leases

GPU Sale-leaseback

In January 2024, the Company entered into a sale-leaseback agreement. Under this agreement, the Company sold GPU servers valued at $590 to a third party and simultaneously leased them back for a term of 36 months, with monthly rent payments of $16. Control was deemed to have transferred to the third party and the lease was determined to be classified as operating. The Company de-recognized the GPU servers and recognized the operating lease on its consolidated balance sheets.

Colocation and office leases

The Company enters into colocation leases in the United States for dedicated data center space where the Company keeps its GPU servers and related hardware. The colocation leases have lease terms up to three years and require fixed monthly payments to be made over the lease term. The colocation leases provide the Company with minimum amounts of power capacity and costs for overages above the established capacity thresholds are charged to the Company. These overage payments are treated as variable lease payments and are excluded from the measurement of the colocation leases. During both 2024 and 2025, the Company entered into two colocation leases with three-year lease terms in each period.

The Company leases office space in Chicago, IL, with an initial lease term of 12.5 months and the lease automatically extends for additional twelve-month renewal terms unless the Company provides advance notice of its intent to terminate the lease at the end of the then-current lease term. At lease commencement, the Company was reasonably certain to exercise the second renewal option which is scheduled to expire in February 2027.

Finance Leases

During 2024, the Company entered into four finance lease agreements for GPU servers that commenced during the first half of 2024 and have 36-month lease terms. These leases provide the Company with an option to purchase the underlying assets at the end of the lease term for the lesser of the fair market value at that time and a specified percentage of the agreed upon cost of the asset at inception. During 2025, the Company entered into nine finance lease agreements for GPU servers that commenced in the first and second quarters of 2025 and have 30-month lease terms. The Company has the option at lease-end to purchase the equipment at fair market value, not to exceed 20% of the acquisition cost, continue leasing, or return the equipment. The Company is reasonably certain to exercise the available purchase options for the finance lease agreements that commenced in 2024 and 2025.

Short-term Leases

In October 2023, the Company entered into a twelve-month lease for dedicated colocation space and related services, whereby the Company can terminate at any time for convenience with advance notice of sixty days, with optional term extension. The lease is treated as a short-term lease and is not recognized on the consolidated balance sheets. The Company paid fees of $242 and $1,117 during the year ended December 31, 2025 and 2024, respectively. The Company terminated the lease in the first quarter of 2025.

The components of lease cost were as follows:

Lease cost:	Financial statement line item	December 31, 2025	December 31, 2024
Operating lease cost:
Operating lease expense - data centers	Colocation lease cost	$3,609	$326
Operating lease expense - office and equipment	Colocation lease cost	215	197
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization	7,960	475
Finance lease interest expense - office and equipment	Interest expense	1,746	206

Short-term lease cost	Colocation lease cost	242	1,117
Variable lease cost	Colocation lease cost	1,178	154
Total lease cost		$14,950	$2,475

Information relating to the weighted average remaining lease term and discount rate is as follows:

	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term (Years)
Operating leases	2.1	2.6
Finance leases	1.8	2.3
Weighted Average Discount Rate
Operating leases	6.54%	7.47%
Finance leases	6.62%	11.93%

Supplemental disclosure of cash flow information related to leases is as follows:

	December 31, 2025	December 31, 2024
Lease Payments
Operating cash flows for operating leases	$3,169	$481
Operating cash flows for finance leases	$1,647	$188
Financing cash flows for finance leases	$11,536	$405

The following table presents the maturity of the Company’s operating and finance lease liabilities as of December 31, 2025:

	Operating Leases	Finance Leases
2026	$4,838	$14,268
2027	4,295	18,323
2028	850	-
2029	-	-
2030	-	-
Thereafter	-	-
Total lease payments	9,983	32,591
Less: imputed interest	(624)	(2,206)
Present value of lease liabilities	$9,359	$30,385

The Company entered into two colocation leases that had not yet commenced as of December 31, 2025, and are therefore excluded from the consolidated financial statements and the disclosures above. These leases have three and seven-year lease terms, are expected to commence in the first quarter of 2026, and require the Company to make fixed payments totaling $6,260 and $114,907, respectively, on an undiscounted basis. The Company was required to pay $365 and $3,824, in prepayments related to these leases during the third quarter and fourth quarter of 2025, respectively. Additionally, the seven-year colocation lease required the Company to issue a standby letter of credit in the amount of $6,435 during the fourth quarter of 2025.

During the year ended December 31, 2025, the Company made advance payments totaling $1,860 to secure leases of GPUs. The leases are expected to be executed and commence in the first quarter of 2026.

Lessor Accounting

The Company generates income by renting access to its Nvidia GPUs through its proprietary platform, third-party AI platforms, and GPU brokers, under rental agreements. The Company’s agreements with lessees are categorized as either having terms greater than one month or having month-to-month terms. For the Company’s agreements greater than one month, lessees are required to make up-front payments at the inception of the agreement. Lessees in month-to-month agreements are required to make payments in arrears after the provision of services has been rendered. Accordingly, as of December 31, 2025, lessees were not contractually obligated to make any future payments pursuant to existing agreements in place in excess of the accounts receivable balance of $2,607 presented on the Company’s consolidated balance sheets. For year ended December 31, 2025 and 2024, lease income generated for operating leases was $21,224 and $7,935, respectively.

Leases

Note 8. Leases

Operating Leases

The Company enters into colocation leases in the United States for dedicated data center space where the Company keeps its GPU servers and related hardware. The colocation leases provide the Company with minimum amounts of power capacity and costs for overages above the established capacity thresholds that are charged to the Company. These overage payments are treated as variable lease payments and are excluded from the measurement of the colocation leases.

During the three months ended March 31, 2026, the Company entered into two colocation leases with lease terms of three and seven years which require the Company to make fixed payments totaling $6,260 and $113,835, respectively, on an undiscounted basis. The Company was required to pay $365 and $6,788 in prepayments related to these leases, respectively. Additionally, the seven-year colocation lease required the Company to issue a standby letter of credit in the amount of $6,435 during the fourth quarter of 2025. During the three months ended March 31, 2025, the Company entered into one colocation lease with a three-year lease term which required the Company to make fixed payments totaling $1,756 on an undiscounted basis.

The Company leased office space in Chicago, IL, which had an initial lease term of 12.5 months and automatically extended for additional twelve-month renewal terms unless the Company provided advance notice of its intent to terminate at the end of the then-current lease term. The lease expired in February 2026.

Finance Leases

During the three months ended March 31, 2026, the Company entered into 12 finance lease agreements for GPU servers that have 30-month lease terms and require the Company to make fixed payments totaling $55,693 on an undiscounted basis. During the three months ended March 31, 2026 and the year ended December 31, 2025, the Company made advance payments totaling $1,948 and $1,860 to secure five of these leases of GPUs, respectively. The Company made advance payments totaling $9,384 in April 2026 to secure the remaining seven leases of GPUs and this amount is included within finance lease liabilities, current on the Company’s condensed consolidated balance sheet as of March 31, 2026.

During the three months ended March 31, 2025, the Company entered into six finance lease agreements for GPU servers that have 30-month lease terms and require the Company to make fixed payments totaling $23,758 on an undiscounted basis. The Company made advance payments totaling $546 to secure these leases of GPUs during the year ended December 31, 2024.

Short-term Leases

In October 2023, the Company entered into a twelve-month lease for dedicated colocation space and related services. The lease was treated as a short-term lease and was not recognized on the interim condensed consolidated balance sheets. The Company paid fees of $242 during the three months ended March 31, 2025. This lease was terminated in February 2025.

Lessor Accounting

The Company generates income by renting access to its Nvidia GPUs through its proprietary platform, third-party AI platforms, and GPU brokers, under rental agreements. The Company’s agreements with lessees are categorized as either having terms greater than one month or having month-to-month terms. For the Company’s agreements greater than one month, lessees are required to make up-front payments at the inception of the agreement. Lessees in month-to-month agreements are required to make payments in arrears after the provision of services has been rendered. Accordingly, as of March 31, 2026, lessees were not contractually obligated to make any future payments pursuant to existing agreements in place in excess of the accounts receivable balance of $11,479 presented on the Company’s interim condensed consolidated balance sheets. For three months ended March 31, 2026 and 2025, lease income generated for operating leases was $10,615 and $3,944, respectively.